DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS

The significant items included within discontinued operations are as follows:

	Years Ended December 31,
	2025	2024	2023
Revenue - Cryptocurrency mining	$-	$-	$-
Cost - Cryptocurrency mining	-	-	488,104
Administrative expenses	-	-	(94,284)
Impairment losses on cryptocurrencies	-	-	-
(Gain) on sales of cryptocurrencies	-	-	-
Impairment on property, equipment and software	-	-	-
Operating (loss) from discontinued operations	-	-	(393,820)
Subsidy income	-	-	-
Other (loss)	-	-	(71,984)
Interest income	-	-	13
Interest expense	-	-	-
(Loss) from discontinued operations before income taxes	-	-	(465,791)
Income tax expense	-	-	-
Net (loss) from discontinued operations	$-	$-	$(465,791)

As of December 31, 2025 and 2024, no assets and liabilities of discontinued operations were included within the Consolidated Balance Sheets. Schedule of cashflows is illustrated below:

	Years Ended December 31,
	2025	2024	2023
Net cash provided by operating activities	-	-	106,207
Net cash provided by investing activities	-	-	-